Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Diluted net (loss) income per share (in Dollars per share)	[1]	$ (0.33)	$ 0.11	$ (0.09)
Weighted average number of shares outstanding - diluted	[1]	13,724,658	12,000,000	10,364,300

[1]	Retrospectively restated for effect of share reorganization (see Note 1)